Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 297,934	$ 113,036
Finance lease	114,429	50,146
Current portion of long-term debt	412,363	163,182
Non-current portion	1,192,000	1,937,018
Finance lease liability	1,305,952	666,993
Total debt outstanding	2,910,315	2,767,193
Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	(2,100)	(1,700)
Finance lease	(800)	(100)
Current portion of long-term debt	(2,882)
Non-current portion	(20,657)
Total debt outstanding	(23,539)	(36,247)
Borrowings Excluding Finance Leases [Member] | Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	(12,000)	(33,400)
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Finance lease liability	(8,700)	(1,100)
Total debt outstanding	$ 9,500	$ 1,200